SmartETFs Dividend Builder ETF

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 98.0%	Value
	Australia: 2.1%
35,305	Sonic Healthcare Ltd.	$676,569

	Denmark: 4.0%
10,080	Novo Nordisk A/S	1,284,811

	France: 6.0%
14,073	Danone SA	909,205
4,473	Schneider Electric SE	1,011,613
		1,920,818
	Germany: 5.4%
4,322	Deutsche Boerse AG	884,216
10,526	Henkel AG & Company KGaA	845,942
		1,730,158
	Ireland: 2.6%
9,583	Medtronic PLC	835,158

	Sweden: 5.9%
30,990	Assa Abloy AB-B	888,927
58,025	Atlas Copco	979,892
		1,868,819

	Switzerland: 7.2%
20,561	ABB Ltd.	954,984
6,305	Nestle SA	669,369
2,653	Roche Holding AG	675,678
		2,300,031
	Taiwan: 3.3%
7,686	Taiwan Semiconductor Manufacturing Co., Ltd.	1,045,680

	United Kingdom: 6.4%
18,974	Diageo PLC	700,544
10,333	Reckitt Benckiser Group PLC	588,399
14,650	Unilever PLC	735,031
		2,023,974
	United States: 55.1%
5,814	AbbVie Inc.	1,058,729
11,772	Aflac Inc.	1,010,744
3,802	Arthur J Gallagher & Co.	950,652
1,064	BlackRock Inc.	887,057
910	Broadcom Inc.	1,206,123
15,236	Cisco Systems Inc.	760,429
4,138	CME Group Inc.	890,870
4,135	Eaton Corp. PLC	1,292,932
9,353	Emerson Electric Co.	1,060,817
3,342	Illinois Tool Works Inc.	896,759
4,868	Johnson & Johnson	770,069
2,314	Microsoft Corp.	973,546
11,079	Mondelez International Inc.	775,530
9,552	Otis Worldwide Corp.	948,227

SmartETFs Dividend Builder ETF

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 98.0%	Value
	Common Stocks (Continued)
	United States (Continued)
7,217	Paychex Inc.	$886,248
4,092	PepsiCo Inc.	716,141
5,466	Procter & Gamble Co/The	886,859
4,565	Texas Instruments Inc.	795,269
13,254	The Coca-Cola Co. - ADR	810,880
		17,577,881

	Total Common Stocks (Cost $21,914,328)	31,263,899

	Total Investments in Securities (Cost $21,914,328): 98.0%	31,263,899
	Other Assets in Excess of Liabilities: 2.0%	641,019
	Total Net Assets - 100.0%	$31,904,918

ADR - American Depository Receipt

PLC - Public Limited Company